Disaggregation of Revenue (Details) - USD ($) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended		10 Months Ended		12 Months Ended
		Mar. 31, 2023		Mar. 14, 2023	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Successor [Member]
Total Revenue		$ 342			$ 1,818		$ 5,746
Successor [Member] | Transferred over Time [Member]
Total Revenue		342	[1],[2]		1,818	[1],[2]	5,746	[3],[4]
Successor [Member] | Warrant Exercise Period Condition One
Total Revenue		240			1,588		4,560
Successor [Member] | Warrant Exercise Period Condition One | Software [Member]
Total Revenue		240			1,588		4,560
Successor [Member] | Non Subscription Revenue [Member]
Total Revenue		102			230		1,186
Successor [Member] | Non Subscription Revenue [Member] | Professional Services [Member]
Total Revenue		$ 102			$ 230		$ 1,186
Predecessor [Member]
Total Revenue				$ 1,620					$ 8,470
Predecessor [Member] | Transferred over Time [Member]
Total Revenue	[3],[4]			1,620 [1]					8,470
Predecessor [Member] | Warrant Exercise Period Condition One
Total Revenue				1,204					5,476
Predecessor [Member] | Warrant Exercise Period Condition One | Software [Member]
Total Revenue				1,204					5,476
Predecessor [Member] | Non Subscription Revenue [Member]
Total Revenue				416					2,994
Predecessor [Member] | Non Subscription Revenue [Member] | Professional Services [Member]
Total Revenue				$ 416					$ 2,994

[1]	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date.
[2]	Software As A Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.
[3]	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
[4]	Software As A Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.